SEGMENT DISCLOSURES	12 Months Ended
Apr. 30, 2014
Segment Reporting [Abstract]
SEGMENT DISCLOSURES

SEGMENT DISCLOSURES:

The Company considers its business to comprise a single operating segment being the exploration of its resource property. Substantially all of the Company’s long-term assets and operations are located in Latah County, Idaho.